Operating leases and other commitment (Details Narrative)	9 Months Ended
Sep. 30, 2022 USD ($)
Statement [Line Items]
Operating lease liability	$ 227,383
Future payment amount and copier rent	114,875
Future payment amount	236,344
January 1, 2019 [Member]
Statement [Line Items]
Immaterial cumulative adjustment	$ 11,667
Description average remaining life and discount rate	The discount rate ranges from 4.75% to 5.00%. The average remaining years for our lease are 0.96 years as of September 30, 2022